Assets Held for Sale and Other Current Assets	12 Months Ended
Dec. 31, 2021
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Assets Held for Sale and Other Current Assets
14)	ASSETS HELD FOR SALE AND OTHER CURRENT ASSETS
14.1) ASSETS HELD FOR SALE (note 5.2)
As of December 31, 2021 and 2020, assets held for sale, which are measured at the lower of their estimated realizable value, less costs to sell, and their carrying amounts, as well as liabilities directly related with such assets are detailed as follows:

	2021			2020
	Assets	Liabilities	Net assets	Assets	Liabilities	Net assets

Costa Rica and El Salvador	$77	39	38	$—	—	—
White cement assets in Spain	—	—	—	107	—	107
Other assets held for sale 1	64	—	64	80	6	74

	$141	39	102	$187	6	181

1	In 2020, includes assets and liabilities of $26 and $6, respectively, associated with a committed sale of certain assets in France negotiated in December 2020.
CEMEX recognized within the line item “Other expenses, net” adjustments in the fair value of its assets held for sale representing losses of $23 in 2020.

14.2) OTHER CURRENT ASSETS
As of December 31, 2021 and 2020, other current assets of $131 and $117, respectively, are mainly comprised of advance payments to vendors.